Long-Term Debt, $18.0 million Term Loan Facility (Details) - $18.0 Million Term Loan Facility [Member]	6 Months Ended
	Jun. 30, 2021 USD ($) Installment	Apr. 27, 2021 USD ($)
Debt Instruments [Abstract]
Face amount	$ 18,000,000.0	$ 18,000,000.0
Term of loan	4 years
Number of payment installments | Installment	16
Frequency of periodic payment	quarterly
Balloon installment payable at maturity	$ 6,000,000.0
Quarterly Installments 1 to 4 [Member]
Debt Instruments [Abstract]
Installment payment	850,000
Quarterly Installments 5 to 16 [Member]
Debt Instruments [Abstract]
Installment payment	$ 675,000